Derivative Financial Instruments - Schedule of Fair Values of Outstanding Commodity Derivative Instruments (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2025 USD ($) $ / bbl $ / MMBTU
Oil Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	2,371	2,314
Fair Value (in Dollars)	$ (31,922)	$ 431
Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	100,702	96,976
Fair Value (in Dollars)	$ 46,896	$ (17,890)
Natural Gas Basis Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	41,226	40,015
Fair Value (in Dollars)	$ 8,847	$ 7,548
Natural Gas Liquids Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	4,856	4,860
Fair Value (in Dollars)	$ (24,174)	$ (4,288)
April - December 2026 [Member] | Oil Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	828	990
Weighted Average Price | $ / bbl	59.19	57.45
Fair Value (in Dollars)	$ (17,516)	$ 395
April - December 2026 [Member] | Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	18,415	21,071
Weighted Average Price | $ / MMBTU	5.85	3.19
Fair Value (in Dollars)	$ 45,424	$ (11,117)
April - December 2026 [Member] | Natural Gas Basis Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	17,665
Fair Value (in Dollars)	$ 4,854
Basis Differential	(0.49)
April - December 2026 [Member] | Natural Gas Liquids Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,611
Weighted Average Price | $ / bbl	21.66
Fair Value (in Dollars)	$ (15,034)
January - December 2027 [Member] | Oil Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,041	902
Weighted Average Price | $ / bbl	59.32	58.22
Fair Value (in Dollars)	$ (10,003)	$ 698
January - December 2027 [Member] | Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	22,195	19,133
Weighted Average Price | $ / MMBTU	4.14	3.68
Fair Value (in Dollars)	$ 7,795	$ (3,676)
January - December 2027 [Member] | Natural Gas Basis Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	19,053	18,944
Fair Value (in Dollars)	$ 4,017	$ 741
Basis Differential	(0.30)	(0.30)
January - December 2027 [Member] | Natural Gas Liquids Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,861	1,671
Weighted Average Price | $ / bbl	23.23	22.69
Fair Value (in Dollars)	$ (8,291)	$ (2,105)
January - December 2028 [Member] | Oil Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	487	422
Weighted Average Price | $ / bbl	57.8	56.67
Fair Value (in Dollars)	$ (4,383)	$ (662)
January - December 2028 [Member] | Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	20,358	17,664
Weighted Average Price | $ / MMBTU	3.55	3.57
Fair Value (in Dollars)	$ (4,316)	$ (2,267)
January - December 2028 [Member] | Natural Gas Basis Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	4,508
Fair Value (in Dollars)	$ (24)
Basis Differential	(0.26)
January - December 2028 [Member] | Natural Gas Liquids Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	1,384	1,295
Weighted Average Price | $ / bbl	25.79	25.66
Fair Value (in Dollars)	$ (849)	$ 1,367
January - December 2029 [Member] | Oil Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl	15
Weighted Average Price | $ / bbl	64.41
Fair Value (in Dollars)	$ (20)
January - December 2029 [Member] | Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	17,080	16,454
Weighted Average Price | $ / MMBTU	3.57	3.55
Fair Value (in Dollars)	$ (1,306)	$ (899)
January - December 2030 [Member] | Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	15,340	15,340
Weighted Average Price | $ / MMBTU	3.55	3.55
Fair Value (in Dollars)	$ (799)	$ (783)
Thereafter [Member] | Natural Gas Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU	7,314	7,314
Weighted Average Price | $ / MMBTU	3.63	3.63
Fair Value (in Dollars)	$ 98	$ 852
January - December 2026 [Member] | Natural Gas Basis Swaps [Member]
Derivative [Line Items]
Volumes | $ / MMBTU		21,071
Fair Value (in Dollars)		$ 6,807
Basis Differential		(0.32)
January - December 2026 [Member] | Natural Gas Liquids Swaps [Member]
Derivative [Line Items]
Volumes | $ / bbl		1,894
Weighted Average Price | $ / bbl		22.1
Fair Value (in Dollars)		$ (3,550)